Note 9 Cash Cash Balances At Central Banks And Other Demand Deposits (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	[2]
Cash Cash balances at central banks and other demand deposits [Line Items]
Cash	€ 7,751	€ 6,533		€ 6,877
Cash and bank balances at central banks	60,750	67,314		55,004
Other financial assets	6,916	5,909		5,918
Cash and cash equivalents	€ 75,416	€ 79,756	[1],[2]	€ 67,799	[2]	€ 76,888

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]	(1) In 2021 it includes the balance of the Group's businesses in the United States included within the scope of the USA Sale (see Note 3).